Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,038,320	₩ 1,035,016
Fair value of plan assets	(1,214,007)	(1,040,286)
Defined benefit assets	(175,748)	(18,427)
Defined benefit liabilities	₩ 61	₩ 13,157